Derivative Instruments - Schedule of Certain Information Related to the Company's Foreign Currency Forward Derivative Instruments (Details)
€ in Thousands, £ in Thousands, kr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 NOK (kr)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 NZD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 AUD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 2,450,000
Gross Amount of Recognized Assets	667,221									$ 31,259
Gross Amount of Recognized Liabilities	$ (658,715)									(31,259)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount		kr 910,877							£ 12,732
Gross Amount of Recognized Liabilities | £									(15,697)
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | kr		307,682
Gross Amount of Recognized Liabilities | kr		(305,484)
Foreign currency forward contract | Accounts payable and other liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | £									£ 15,697
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount			€ 101,075								$ 9,518
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | €			104,738
Gross Amount of Recognized Liabilities | €			(103,498)
Foreign currency forward contract | Accounts payable and other liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets											6,165
Gross Amount of Recognized Liabilities											$ (6,165)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount				£ 70,493				€ 7,826
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | £				89,788
Gross Amount of Recognized Liabilities | £				(88,011)
Foreign currency forward contract | Accounts payable and other liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | €								8,380
Gross Amount of Recognized Liabilities | €								€ (8,380)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount			65,111							1,391
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | €			69,497
Gross Amount of Recognized Liabilities | €			€ (68,083)
Foreign currency forward contract | Accounts payable and other liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets										1,017
Gross Amount of Recognized Liabilities										$ (1,017)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount					$ 33,593
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets					25,013
Gross Amount of Recognized Liabilities					(24,034)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount					30,622
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets					21,367
Gross Amount of Recognized Liabilities					$ (21,334)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | £				28,842
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | £				36,242
Gross Amount of Recognized Liabilities | £				£ (36,023)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | kr		27,017
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | kr		2,502
Gross Amount of Recognized Liabilities | kr		kr (2,374)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount						$ 9,518
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets						6,165
Gross Amount of Recognized Liabilities						(5,917)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount						4,057
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets						2,684
Gross Amount of Recognized Liabilities						$ (2,520)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount							$ 2,520
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets							1,543
Gross Amount of Recognized Liabilities							$ (1,437)